CHAPMAN AND CUTLER LLP                            111 WEST MONROE STREET
                                                CHICAGO, ILLINOIS  60603


                         March 30, 2012



Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549


 Re:                       FT 3397
            Dow(R) Target 10 Apr. '12 - Term 5/9/13
              Target Focus 4 Apr. '12 - Term 7/9/13
               Target Triad Apr. '12 - Term 7/9/13
                Target VIP Apr. '12 - Term 7/9/13
                          (the "Fund")

Ladies/Gentlemen:

     On behalf of First Trust Portfolios L.P. ("Depositor"), depositor, sponsor and principal underwriter of the Fund, there is enclosed Amendment No. 5 to the Registration Statement on Form S-6 relating to securities of the subject Fund. The Registration Statement on Form S-6 relating to the subject Fund was initially filed and amended on February 3, 2012 and further amended on February 22, 2012, March 6, 2012 and March 15, 2012 with the Securities and Exchange Commission (the "Commission").

     We have previously requested from the Commission selective review of the inclusion in the Fund of hypothetical performance information for each of the investment strategies employed by the
Fund.   In  response  to certain questions  raised  and  comments
received by the staff of the Commission in a phone conversation on March 9, 2012 we amended the Registration Statement on March
15,   2012  to  incorporate  these  changes  in  the  Prospectus.
Corresponding revisions to the Prospectus in response to comments received from the staff of the Commission on previous Amendments have also been incorporated in this filing. An example of a similar unit investment trust that employed the same strategies as the Fund is FT 3370 (File No. 333-178872), declared effective by the Commission on February 29, 2012.

     Based upon the foregoing, as specified in Securities Act Release No. 6510, we respectfully request selective review of the inclusion in the Trust of hypothetical performance information for each of the investment strategies by the staff of the Commission and ask that the Trust be granted effectiveness by the staff as early as possible today.

     The staff of the Commission also requested that the registrant represent in writing that it will not use the staff's comment process as a defense in any securities related litigation against it (i.e., a "Tandy" letter). These representations have been made under separate cover included in the Registration Statement.

     In addition to Amendment No. 5 and the exhibits listed therein as being filed therewith, a memorandum reflecting changes from materials previously submitted is also submitted herewith. Additional changes in the Prospectus represent changes made to reflect certain corrections and minor alterations, the completion of various statements with information based on the Securities deposited in the Fund and the dates of record, distribution and evaluation, together with a list of the deposited Securities which will comprise the portfolio of the Fund, the Statement of Net Assets and the Report of Independent Registered Public Accounting Firm. An effort has been made not only to indicate the changes by blacklining but also to list them in the memorandum setting forth changes.

     The trust agreement was entered into today and Securities (as defined in the Indenture) have been deposited with the trustee. In connection therewith the trustee has provided in the name of First Trust Portfolios L.P., documentation for units of fractional undivided interest in the Fund. You will note that the Sponsor has adopted the procedure permitted by Rule 24f-2 under the Investment Company Act of 1940, as amended, and has requested the registration of an "indefinite" number of units.

     We   respectfully   request  that   the   Commission   grant
acceleration of the effectiveness of the Registration Statement so that the Registration Statement may become effective as early as practicable today.

     We have appreciated the courtesy and cooperation of the members of the staff of the Commission. If you have any questions, please do not hesitate to contact Brian D. Free at
(312) 845-3017.

                                Very truly yours,



                                CHAPMAN AND CUTLER LLP
EFF/arr